SIGNIFICANT ACCOUNTING POLICIES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Shipping and handling costs	$ 45,072	$ 45,850	$ 43,034
Cash and cash equivalents
Maximum original maturity period of temporary cash investments classified as cash equivalents	3 months
Investments
Marketable securities, maximum maturity period	3 years
Inventories:
Inventories at cost, last-in, first-out (LIFO) method	58,439	67,339
Excess of current cost over LIFO cost of inventories	26,130	24,043
Foreign inventories at cost, first-in, first-out (FIFO) method	$ 3,944	$ 4,421
Net product sales | A major customer
Major customers
Revenues from a major customer (as a percent)	23.50%	23.30%	21.40%